OTHER INTANGIBLES ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER INTANGIBLES ASSETS [Abstract]
Schedule of Other Intangible Assets, Net
	December 31,
	2015	2014
Original amounts:

Non-compete agreement	$1,453	$1,672
Distribution relationships	1,594	1,698
Customer relationships	5,910	6,588
Distribution agreement	14,606	14,616

	23,563	24,574
Accumulated amortization:

Non-compete agreement	(1,434)	(1,646)
Distribution relationships	(1,305)	(1,311)
Customer relationships	(4,962)	(4,458)
Distribution agreement	(8,979)	(7,100)

	(16,680)	(14,515)

Total other intangibles assets	$6,883	$10,059

Schedule of Estimated Amortization Expenses
2016	$2,338
2017	2,304
2018	2,241
$6,883